Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of estimated useful lives

Depreciation is computed primarily over the following periods:

Useful Life
in Years
Buildings	25 - 40
Machinery and equipment	5 - 10
Buildings improvements	5 - 10
Computer equipment and software	3 - 5
Office equipment, furniture and fixtures	5 - 14

Schedule of useful lives of intangible assets	Intangible assets and their useful lives are as follows:
Weighted Average
Useful Life (in Years)
Developed technology	6
Patents	10
Trade names	9
Customer relationships	7

Schedule of changes in deferred revenues relating to warranty commitments

The Company's deferred revenues as of December 31, 2018 and 2017 were as follows:

	December 31,	December 31,
	2018	2017
	U.S. $ in thousands
Deferred revenue*	72,387	68,108

*Includes $18.4 million and $15.2 million under long term deferred revenue in the Company's consolidated balance sheets as of December 31, 2018 and December 31, 2017, respectively.